Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 225,744		¥ 232,885
Fair value of plan assets at end of year		234,747		225,744
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		65,081		54,383
Unrealized and realized gains / loss		14,150		(7,665)
Purchases / sales and other settlement		(9,512)		18,363
Fair value of plan assets at end of year		69,719		65,081
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		23,465	[1]	3,823
Unrealized and realized gains / loss		11,225		(4,403)
Purchases / sales and other settlement		(1,306)		24,045
Fair value of plan assets at end of year	[1]	33,384		23,465
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		41,616	[2],[3]	50,560
Unrealized and realized gains / loss		2,925		(3,262)
Purchases / sales and other settlement		(8,206)		(5,682)
Fair value of plan assets at end of year	[2],[3]	¥ 36,335		¥ 41,616

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and March 31, 2020, the fair values of these assets were ¥6,462 million and ¥6,090 million, respectively.
[3]	Includes mainly debt investment funds. Hedge funds and real estate funds are also included.